STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended	12 Months Ended
	Nov. 16, 2022	Sep. 12, 2022	Sep. 09, 2022	Jul. 22, 2022	Jul. 22, 2022	Dec. 16, 2021	Jun. 30, 2021	May 01, 2021	Dec. 30, 2020	Nov. 30, 2021	Sep. 30, 2021	Mar. 10, 2021	Dec. 23, 2020	Jul. 16, 2019	Mar. 23, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 29, 2022	Jul. 31, 2022	Nov. 23, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																10,000,000	10,000,000
Dividends		$ 462,556			$ 21,115,910
Increased by convertible notes payable				$ 2,625,378	$ 2,625,378
Shares of common stock underlying the warrants		6,572,773		2,714,351	2,714,351														2,514,331
Net gain on settlement																	$ 74,134,327
Shares of preferred stock for services, value																	166,855
Convertible notes																	133,002
Amortization of debt discount																31,255,497
Common stock shares issued upon conversion																$ 36,560,472	$ 133,002
Common stock, shares authorized																1,200,000,000	1,200,000,000
Balance, shares				6,896,903			150,000,000									8,500
Common stock par value											$ 0.001					$ 0.001	$ 0.001
Debt instrument face amount				$ 37,714,966	$ 37,714,966															$ 37,714,966
Additional paid in capital																$ 377,595,618	$ 275,058,282
Accrued interest				$ 1,470,884	$ 1,470,884
Commom stock, shares outstanding																10,962,319	3,331,916
Commom stock, shares issued																10,962,319	3,331,916
Empire Services Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value											$ 0.001
Debt instrument face amount											$ 3,700,000
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares outstanding																0	0
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation arrangement by share-based payment award, options, forfeitures in period						1,000
Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares outstanding																0	0
Number of preferred stock redeemed										26.05
Preferred stock redeemed amount										$ 501,463
Dividends										3,326,237
Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares outstanding																0	0
Unamortized debt discount									$ 60,971
Increased by convertible notes payable									5,775,767
Net gain on settlement									$ 60,971
Preferred Stock Series Z [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital																$ 7,237,572
Number of shares converted																178
Conversion of shares value																$ 725
Series Z Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																500	500
Preferred stock, par value											$ 0.001					$ 0.001	$ 0.001
Preferred stock shares outstanding																322	500
Preferred stock shares issued																322	500
Preferred stock value conversion	250,000		475,000
Balance, shares	61		117
Issuance of common stock																725,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities																	$ 118,778
Aggregate of common stock issued (in Shares)																	14,828
Derivative liabilities																	$ 133,002
Debt instrument face amount																	13,345
Loss on conversion																	$ 880
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																10,000,000
Preferred stock, par value																$ 0.001
Series Z agreement description											On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														1,000
Preferred stock, par value														$ 0.001
Common shares issued upon conversion of convertible notes, shares														1,000
National exchange and other conditions														3,334
Preferred stock shares retired (in Shares)																	(1,000)
Shares of preferred stock for services, value
Convertible notes
Preferred Stock [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																					100
Preferred stock, par value																					$ 0.0001
Convertible shares of common stock																					$ 20,000
Preferred stock shares retired (in Shares)													16.05
Convertible debt principal amount													$ 321,000
Preferred stock description												From February 16 to March 10, 2021, the Company issued an aggregate of 10.00 shares of Series X Preferred Stock for aggregate proceeds of $200,000	Accordingly, during the year ended December 31, 2020, the Company recognized an aggregate beneficial conversion feature of $454,200 upon issuance of the Series X preferred shares with a $454,200 increase in Discount on preferred stock and a corresponding increase in additional paid-in capital. The preferred stock discount was amortized over 120 days commencing November 25, 2020 (the date of the initial issuance of the Series X preferred shares), which is the maximum amount of time the Company had to conduct a stockholder vote to increase the Company’s authorized shares. Amortization of the preferred stock discount of $46,448 was recognized as a deemed dividend for the year ended December 31, 2020. As of December 31, 2020, unamortized debt discount on Series X Preferred Stock was $407,752.
Aggregate beneficial conversion feature																	2,852,500	$ 454,200
Preferred shares increase in discount																	2,852,500	454,200
Deemed dividend										35,881,134							3,260,252	46,448
Unamortized debt discount																	0	407,752
Shares of preferred stock for services, value
Convertible notes
Redeemable Preferred Stock Dividends										$ 11,095,941
Preferred Stock [Member] | Series Y Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									1,000
Preferred stock, par value									$ 0.001
Convertible shares of common stock									$ 20,000
Per share price (in Dollars per share)									$ 0.60
Aggregate beneficial conversion feature																		21,594,115
Preferred shares increase in discount																	10,972,647	21,594,115
Unamortized debt discount									$ 133,608								0	20,566,024
Preferred stock shares issued									654.781794						4.82388
Proceeds form issuance of preferred stock									$ 13,095,636
Accrued interest								$ 1,185,200	$ 3,625,237						$ 77,205
Shares of common stock underlying the warrants									14,765,624,721						437,500
Number of stock issued for conversion, value									$ 92,934,419
Derivative liabilities									72,892,563
Net gain on settlement								936,405	$ 162,132,350						$ 3,917,734
Foregoing amounts									3.20716
Shares of preferred stock for services, value								33,000	$ 64,143						38,500
Convertible notes									$ 3,172
Amortization of debt discount																	31,538,671	$ 1,028,091
Stated value								1,218,200							96,478
Common stock shares issued upon conversion								936,405							2,502,223
Preferred Stock, Discount on Shares								$ 60.91
Debt Instrument, Convertible, Beneficial Conversion Feature																	10,972,647
Preferred Stock [Member] | Preferred Stock Series Z [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											500
Preferred stock, par value											$ 0.001
Convertible shares of common stock											$ 20,000
Common stock, shares authorized											500
Preferred stock value conversion											500
Convertible preferred stock in percentage											19.98%
Preferred stock value											$ 1,000,000
Common shares warrants cash payment (in Shares)											1,000,000
Fair value											$ 6,530,867
Bearing Interest											8.00%
Fair value amount											$ 3,000,000
Additional paid-in capital											$ 867,213
Investor warrants description											On September 30, 2021, an investor owning warrants to purchase 520,834 common shares at $0.12 per share entered into an agreement to cancel the aforementioned warrants in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867
Warrant to purchase price (in Shares)											520,834
Common shares per unit (in Dollars per share)											$ 0.12
Derivative liability											$ 5,750,067
Reduction in cash											1,000,000
Additional paid-in capital											6,530,867
Debt equity value											$ 1,780,800
Preferred Stock [Member] | Series Z Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued upon conversion of convertible notes, shares																(178)
Shares of preferred stock for services, value
Convertible notes																$ (1)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued upon conversion of convertible notes, shares																725,000	14,828
Number of stock issued for conversion, value																$ 37,714,966
Derivative liabilities																	$ 74,134,327
Net gain on settlement																	74,134,327
Shares of preferred stock for services, value																	7.00
Convertible notes																$ 725	$ 15.00
Common shares warrants cash payment (in Shares)																	11,000
Balance, shares																8,500.00	3,355
Aggregate of common stock issued (in Shares)																	3,355
Derivative liabilities																	$ 166,855
Investor of common stock issued (in Shares)																	4,950
Warrants to purchase shares of common stock (in Shares)																	3,238,542
Aggregate common stock value per share (in Shares)																	0.12
Common stock par value (in Dollars per share)																	$ 5
Additional paid in capital																$ 36,553,575	$ 10,995
Aggregate shares of common stock (in Shares)																	7,252
Number of stock issued for conversion																6,896,903
Accrued interest																$ 1,470,884
Gain on conversion																2,625,378
Common Stock [Member] | Empire Services Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of common stock issued (in Shares)																	1,650,000
Derivative liabilities																	$ 18,414,000
Share expire																	3,012,746
Common Stock [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Per share price (in Dollars per share)																					$ 0.60
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liabilities															$ 1,396,283
Additional paid in capital																21,115,910
Conversion of shares value																7,408,681
Adjustments to additional paid in capital warrant issued																462,556
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of preferred stock for services, value																	$ 166,848
Convertible notes																$ (725)	$ 132,987
Additional Paid-in Capital [Member] | Empire Services Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value (in Dollars per share)																	$ 3,013